Basis of Presentation and Summary of Significant Accounting Policies - Details of Company's Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Global Crossing Airlines Holdings, Inc. | Delaware, United States
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary by parent	100.00%
Global Crossing Airlines, Inc. | Delaware, United States
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary by parent	100.00%
GlobalX Travel Technologies, Inc. | Delaware, United States
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary by parent	80.00%
UrbanX Air Mobility, Inc. | Delaware, United States
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary by parent	100.00%
Global Crossing Airlines Operations, LLC | Florida, United States
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary by parent	100.00%
LatinX Air S.A.S. | Ecuador
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary by parent	100.00%
GlobalX Colombia S.A.S | Colombia
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary by parent	100.00%
GlobalX Air Tours, LLC | Florida, United States
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary by parent	100.00%
Charter Air Solutions, LLC | Montana, United States
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of ownership interest in subsidiary by parent	80.00%